BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - shares	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Accounting Policies [Abstract]
Basic weighted average common shares	114,077,157	106,605,740
Effect of potentially dilutive securities
Warrants	(148,680)
Convertible notes
Diluted weighted average common shares	113,928,477	106,605,740